Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities
Net income (loss)	$ (14,921,782)	$ 16,113,755
Net income (loss) from continuing operations	(10,619,463)	16,655,952
Net income (loss) from discontinued operations, net of tax	(4,302,319)	(542,197)
Adjustment to reconcile net (loss)/income to net cash used in operating activities
(Depreciation and amortization	5,740	5,741
Amortization of operating lease right-of-use asset
Allowance for doubtful accounts	14,788,061	(21,946,806)
Other income
Changes in operating assets and liabilities:
Accounts receivable	4,820,553	14,837,479
Inventories
Advances to suppliers	(2,309,081)	(7,446,908)
Prepayment and other current assets	(365,307)	(111,523)
Deferred tax assets	(3,703,105)	5,486,702
Accounts payable	27,000	(20,225,606)
Accrued expenses and other payables	113,833	(76,442)
Income tax payable	307,348	254,065
Advances from customers	(3,706,627)	8,523,197
Deferred government grant
Operating lease liabilities
Loan receivable from third parties
Net cash used in operating activities from continuing operations	(641,048)	(4,044,149)
Net cash provided by operating activities from discontinued operations	50,321	2,950,675
Net cash used in operating activities	(590,727)	(1,093,474)
Cash flows from investing activities
Purchase of property and equipment
Purchase of construction in progress
Net cash used in investing activities from continuing operations
Net cash used in investing activities from discontinued operations		(18,167)
Net cash used in investing activities		(18,167)
Cash flows from financing activities
Proceeds from related parties	560,000	1,620,000
Proceeds from short-term borrowings
Additions/disposal of ROU Assets
Repayments to related parties		(220,000)
Net cash provided by financing activities from continuing operations	560,000	1,400,000
Net cash used in financing activities from discontinued operations	(72,493)
Net cash provided by financing activities	487,507	1,400,000
Effect of exchange rate changes on cash and cash equivalents	(264,495)	(618,528)
Net change in cash and cash equivalents	(367,715)	(330,169)
Cash and cash equivalents, beginning of the period	1,601,479	4,073,440
Cash and cash equivalents, end of the period	1,233,764	3,743,271
Less cash and cash equivalents of discontinued operations, end of the period	22,191	273,713
Cash and cash equivalents of continuing operations–end of period	1,211,573	3,469,558
Supplemental cash flow information
Interest paid
Income taxes paid
Non-cash investing and financing activities
Disposals of ROU Assets